Fair value of assets and liabilities	6 Months Ended
Dec. 31, 2024
Fair value of assets and liabilities
Fair value of assets and liabilities

25.Fair value of assets and liabilities

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Group.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 – Quoted prices (unadjusted) in active market for identical assets or liabilities that the Company can access at the measurement date
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, and
●	Level 3 – Unobservable inputs for the asset or liability.

25.Fair value of assets and liabilities (Continued)

Assets measured at fair value

The following table shows an analysis of each class of assets measured at fair value at the reporting date:

	Quoted prices	Significant
	in active	observable
	markets for	inputs other	Significant
	identical	than quoted	unobservable
	instruments	prices	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	US$	US$	US$	US$
December 31, 2024
Financial assets:
Financial assets, FVPL	—	—	263,890	263,890
Derivative contracts	69,934,232	—	—	69,934,232
Derivative financial instruments	—	1,576,395	—	1,576,395
Collateral receivables	14,414,065	—	—	14,414,065
Digital Assets	2,816,806	188,015	—	3,004,821
USDC	1,826,816	—	—	1,826,816
	88,991,919	1,764,410	263,890	91,020,219

Financial liabilities:
Derivative financial instruments	—	1,576,395	—	1,576,395
Collateral payables	14,414,065	—	—	14,414,065
	14,414,065	1,576,395	—	15,990,460

June 30, 2024
Financial assets:
Financial assets, FVPL	—	—	247,826	247,826
Derivative contracts	21,075,160	—	—	21,075,160
Derivative financial instruments	—	22,395	—	22,395
Digital Assets	—	891	—	891
USDC	—	—	—	—
	21,075,160	23,286	247,826	21,346,272

Financial liabilities:
Derivative financial instruments	—	22,395	—	22,395

Financial assets, FVPL

The fair value measurement of the investment in Signum Capital Investment VVC-Sub Fund (“Signum”) (Note 6) is based on the net asset value of Signum provided by the fund administrator without adjustment. There have been no changes in the valuation techniques of the financial instrument during the financial and prior financial year.

There were no transfers between Level 2 and 3 during the financial and prior financial year.

Derivative contract

Derivative contract measured at fair value less costs to sell. Fair value is measured using the quoted price of the digital asset at the time its fair value is being measured, which is measured on a monthly basis. This valuation represents a Level 1 classification within the fair value hierarchy.

25.Fair value of assets and liabilities (Continued)

Derivative financial instruments

The fair value of the put and call option is measured on a recurring basis by referencing to the spot price of underlying digital assets, which the Group considers to be a Level 2 fair value input.

Digital assets and USDC

Digital assets measured at fair value less costs to sell. The digital assets are adjusted to fair value only when an impairment is recognised, or the underlying asset is held for sale. Fair value is measured using the quoted price of the digital asset at the time its fair value is being measured, which is measured on a daily basis. This valuation represents a Level 1 and 2 classification within the fair value hierarchy.

The principal market will be the market with the greatest volume and level of activity for the digital assets which the Company holding the digital assets can access. In other words, the principal market is the market predominantly used by the Company to transact its digital assets.

Assets and liabilities not measured at fair value

Cash and cash equivalents, other receivables and other payables

The carrying amount of these balances approximate their fair value due to the short-term nature of these balances.

Trade receivables and trade payables

The carrying amount of these receivables and payables approximate their fair value as they are subject to normal trade credit terms.

Lease liabilities and loans from related parties

The carrying amount of these balances approximate their fair value as they are subject to interest rates close to market rate of interest for similar arrangements with financial institutions.